Subsequent Events (Details Textual) (USD $)	1 Months Ended
	Feb. 24, 2014	Feb. 24, 2013	Sep. 30, 2014	Dec. 31, 2013
Common Stock, Shares, Issued			30,000,000	0
Longbau Hong Kong [Member] | Subsequent Event [Member]
Payments for (Proceeds from) Businesses and Interest in Affiliates	$ 150,000
Non Us Investors [Member]
Common Stock, Shares, Issued		30,000,000
Payments for (Proceeds from) Investments		$ 150,000